INCOME TAX	12 Months Ended
Dec. 31, 2019
INCOME TAX
INCOME TAX

7. INCOME TAX

The Company’s net deferred tax assets are as follows:

	December 31,	December 31,
	2019	2018
Deferred tax asset
Organizational costs/Startup expenses	$227,930	$86,012
Total deferred tax assets	227,930	86,012
Valuation allowance	(227,930)	(86,012)
Deferred tax asset, net of allowance	$—	$—

The income tax provision consists of the following:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Federal
Current	$899,804	$555,449
Deferred	(141,918)	(86,012)

State
Current	—	—
Deferred	—	—
Change in valuation allowance	141,918	86,012
Income tax provision	$899,804	$555,449

As of December 31, 2019, the Company had no U.S. federal and state net operating loss carryovers (“NOLs”) available to offset future taxable income. In accordance with Section 382 of the Internal Revenue Code, deductibility of the Company’s NOLs may be subject to an annual limitation in the event of a change in control as defined under the regulations.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the years ended December 31, 2019 and 2018, the change in the valuation allowance was $141,918 and $86,012, respectively.

A reconciliation of the federal income tax rate to the Company’s effective tax rate at December 31, 2019 sand 2018 is as follows:

	Year Ended	Year Ended
	December 31,	December 31,
	2019	2018
Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
True-ups	0.6%	0.0%
Change in valuation allowance	4.0%	3.8%
Income tax provision	25.6%	24.8%

The Company files income tax returns in the U.S. federal jurisdiction and in various state and local jurisdictions and is subject to examination by the various taxing authorities. The Company considers New York to be a significant state tax jurisdiction.